Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$166,464,508.39	0.6165352	$147,045,661.46	0.5446136	$19,418,846.93
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$355,724,508.39	0.3542156	$336,305,661.46	0.3348791	$19,418,846.93

Weighted Avg. Coupon (WAC)	4.45%		4.46%
Weighted Avg. Remaining Maturity (WARM)	34.23		33.41
Pool Receivables Balance	$402,201,571.30		$379,818,991.59
Remaining Number of Receivables	40,551		39,609

Adjusted Pool Balance	$395,814,723.67		$373,872,523.75

III. COLLECTIONS

Principal:
Principal Collections	$21,699,807.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$404,567.79
Total Principal Collections	$22,104,375.04

Interest:
Interest Collections	$1,472,756.29
Late Fees & Other Charges	$39,862.17
Interest on Repurchase Principal	$-
Total Interest Collections	$1,512,618.46

Collection Account Interest	$890.21
Reserve Account Interest	$274.85
Servicer Advances	$-

Total Collections	$23,618,158.56

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$23,618,158.56
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$23,618,158.56
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$335,167.98		$335,167.98	$335,167.98
Collection Account Interest					$890.21
Late Fees & Other Charges					$39,862.17
Total due to Servicer					$375,920.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$115,137.95		$115,137.95
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$320,169.62		$320,169.62	$320,169.62

Available Funds Remaining:					$22,922,068.58

3. Principal Distribution Amount:					$19,418,846.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,418,846.93
Class A-4 Notes				$-
Class A Notes Total:		19,418,846.93		$19,418,846.93
Total Noteholders Principal				$19,418,846.93

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,503,221.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,386,847.63
Beginning Period Amount	$6,386,847.63
Current Period Amortization	$440,379.79
Ending Period Required Amount	$5,946,467.84
Ending Period Amount	$5,946,467.84
Next Distribution Date Required Amount	$5,527,842.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$40,090,215.28	$37,566,862.29	$37,566,862.29
Overcollateralization as a % of Adjusted Pool		10.13%	10.05%	10.05%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	October 2013
Distribution Date	11/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	38,958	97.73%	$371,196,141.47
30 - 60 Days	1.29%	511	1.75%	$6,658,105.42
61 - 90 Days	0.31%	121	0.46%	$1,728,977.86
91 + Days	0.05%	19	0.06%	$235,766.84
		39,609		$379,818,991.59
Total
Delinquent Receivables 61 + days past due	0.35%	140	0.52%	$1,964,744.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	119	0.41%	$1,651,449.35
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	121	0.40%	$1,680,737.63
Three-Month Average Delinquency Ratio	0.31%		0.44%

Repossession in Current Period		38		$514,700.50
Repossession Inventory		60		$389,877.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$682,772.46
Recoveries				$(404,567.79)
Net Charge-offs for Current Period				$278,204.67

Beginning Pool Balance for Current Period				$402,201,571.30

Net Loss Ratio				0.83%
Net Loss Ratio for 1st Preceding Collection Period				1.12%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$6,250,691.64
Cumulative Net Losses as a % of Initial Pool Balance				0.56%

Principal Balance of Extensions				$2,753,267.03
Number of Extensions				200

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